Northern Lights Fund Trust

GMG Defensive Beta Fund

Incorporated herein by reference is the definitive version of the supplement for GMG Defensive Beta Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on December 6, 2013, 2013 (SEC Accession No. 0000910472-13-005149).